Investment Strategy - Invesco Top QQQ ETF	Nov. 20, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to the top companies in the Nasdaq-100 Index® (the “Nasdaq-100®”), as represented in the Nasdaq-100® Mega Index (the “Index”). The Nasdaq-100® consists of securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The Index, which is a subset of the Nasdaq-100®, is made up of up to the top 47%, by weight, of those Nasdaq-100® companies. The Fund seeks to track the performance of those companies.
Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates both the Nasdaq-100® and the Index. Security types generally eligible for inclusion in the Nasdaq-100® are common stocks and tracking stocks, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”) and “when-issued” securities are not eligible for inclusion in the Nasdaq-100®. The Nasdaq-100® reflects companies from all major sectors, except companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). The Nasdaq-100® is a market capitalization-weighted index, meaning that companies in the Nasdaq-100® with larger market capitalizations receive relatively larger weights. The Index is created by ranking the companies in the Nasdaq-100® by their weight, and the top ranked companies that cumulatively represent up to 47% of the Nasdaq-100® universe are selected for inclusion in the Index. No single company weight may exceed 35% of the Index.
As of October 31, 2024, the Index was comprised of 10 constituents with market capitalizations ranging from $392.6 billion to $3.4 trillion.
The Fund seeks to gain exposure to the companies in the Index through investment in total return swaps (the “total return swap sleeve”), as well as through direct investment in the equity securities of the Index’s constituents (the “equity sleeve”). Because the Fund seeks exposure to as much as the top 47% of companies in the Nasdaq-100®, by weight, as represented in the Index, it will usually hold or have exposure to a relatively small number of stocks (approximately 6 to 15).
Although the Fund seeks to track the returns of the Index, the Fund is actively managed and will allocate its assets between the equity and total return swap sleeves.
Under normal circumstances, the Fund may allocate up to 50% of its assets to the equity sleeve. The equity sleeve, which invests directly in equity securities of the Index’s constituents, utilizes a “passive” investment strategy that seeks to track the performance of the Index as closely as possible. To do so, the Fund employs a “full replication” methodology, through which it generally invests assets allocated to the equity sleeve in all of the component securities of the Index in proportion to their weightings in the Index. However, the Fund will not invest more than 20% of its assets in any one security. In the event that a component security of the Index exceeds 20% of the Index, the Fund may allocate the excess percentage by purchasing a representative sample of the securities in the Index or may overweight or underweight a component security or securities in the equity sleeve as compared to their weight in the Index.
In light of the small number of stocks that the Fund is expected to directly hold in its equity sleeve, the Fund’s investment in total return swaps is designed to help the Fund satisfy certain diversification and other requirements to qualify for favorable tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Fund allocates at least 50% of its assets to the total return swap sleeve, and at times, may allocate up to 100% of its assets to the total return swap sleeve. A total return swap is a derivative contract in which one party agrees to make periodic payments to another party (the “counterparty”) based on the change in market value of the reference asset(s) underlying the contract, which may include a securities index, such as the Index, or a specified basket of securities, during a specified period, in return for periodic payments based on the total return from other underlying assets. The Fund’s total return swaps are used to obtain exposure to the entire Index, without owning or taking physical custody of individual securities in the Index. The Fund’s total return swaps are designed to account for the Index’s quarterly rebalancings and its annual reweightings, such that any changes made to the Index constituents during a rebalancing or reweighting are also reflected in the total return swaps.
The Fund may also hold a substantial portion of its assets in cash or cash equivalents, including in treasury bills and money market funds, for collateral management in connection with its total return swap sleeve and to provide liquidity.
Based on the portfolio managers’ research, the allocations of the Fund’s assets to the total return swap sleeve and the equity sleeve will be adjusted from time to time and may not always match the above percentage weightings. Allocations to each sleeve and to cash or cash equivalents may be adjusted in any amount in an effort to defray financing costs associated with entering into total return swaps, due to the weightings of the companies in the Index, market fluctuations, and cash flows, or based on the portfolio managers’ analysis of market conditions. The portfolio managers may also adjust sleeve allocations to seek to satisfy the Code’s diversification and other requirements for the favorable tax treatment of the Fund as a RIC.
In addition to its investments in total return swaps, the Fund can invest in other derivative instruments, including futures contracts. The Fund can use futures contracts, including equity index and ETF futures, to gain exposure to the Index constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index concentrates in that industry or group of industries. As of October 31, 2024, the Index had significant exposure to the technology industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index concentrates in that industry or group of industries. As of October 31, 2024, the Index had significant exposure to the technology industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.